Short-Term Loans and Long-Term Debt (Schedule of Long-Term Debt) (Parenthetical) (Detail) - JPY (¥)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Loan from the banks, maturity date after refinancing		Dec. 31, 2021
Loan principle prepaid		¥ 120,000,000,000
Loan from the banks	[1]	¥ 490,000,000,000	¥ 610,000,000,000
Loan from the banks, floating interest rate	[1]	0.06%	0.13%
Unused line of credit		¥ 0

[1]	On January 31, 2017, Canon entered into the unsecured revolving credit facility contracts expiring in December 2021 in order to refinance the bank term loan which was due in 2017. Canon prepaid ¥120,000 million of the loan with cash flows generated during the year. The outstanding loans under the credit facilities are ¥490,000 million at a floating interest of 0.06% and Canon has no unused credit facilities as of December 31, 2017.